SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shipping and Handling Costs - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Shipping costs included in marketing and administrative expenses	$ 325	$ 324	$ 329